Subsequent Event - Additional Information (Detail) - Shares Repurchased [Member]	May 17, 2023 JPY (¥) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares for repurchase | shares	25,000,000
Total purchase price for repurchase | ¥	¥ 200,000,000,000
Period of repurchase	May 17, 2024